Nature of Business and Organization (Details) - $ / shares		1 Months Ended	12 Months Ended
	Aug. 07, 2018	Feb. 10, 2019	Dec. 31, 2018	Jul. 27, 2018	Dec. 31, 2017
Company issued, shares			6,905,248		6,905,248
Per share			$ 0.00166667		$ 0.00166667
Authorized number of ordinary shares			30,000,000		30,000,000
Outstanding shares			6,905,248		6,905,248
Subsequent Event [Member]
Company issued, shares		6,905,248
Per share		$ 0.00166667
Description, Reverse stock split		The board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 1-0.6.
Authorized number of ordinary shares		30,000,000
Outstanding shares		6,905,248
HK [Member]
Description, Equity interest ownership percentage	The former shareholders transferred their 100% ownership interest in Powerbridge Zhuhai to Powerbridge HK, which is 100% owned by Powerbridge. After the reorganization, Powerbridge owns 100% equity interests of Powerbridge HK and Powerbridge Zhuhai.
Percentage of ownership interest	100.00%
Powerbridge Zhuhai [Member]
Company issued, shares				11,508,747
Per share				$ 0.001
Description, Equity interest ownership percentage			Beijing Powerbridge Technology Co., Ltd. (“Powerbridge Beijing”), a company conducting engineering and IT research and development activities, was incorporated on September 28, 2017 in Beijing under the laws of PRC, with Powerbridge Zhuhai owning 55% and Mr. Tianfei Feng owning 45% of equity interest.
Percentage of ownership interest			84.90%